SHAREHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Aug. 31, 2011	May 31, 2011
SHAREHOLDERS' EQUITY
NOTE 12 – SHAREHOLDERS’ EQUITY

Capital Structure:  Teletouch’s authorized capital structure allows for the issuance of 70,000,000 shares of common stock with a $0.001 par value and 5,000,000 shares of preferred stock with a $0.001 par value.

Series C Preferred Stock:  At August 31, 2011, no shares of Series C Preferred Stock with a par value of $0.001 are issued and outstanding.

Change of Ownership and Voting Control of Teletouch

Since November 2005, the majority of Teletouch’s outstanding common stock has been owned and controlled by TLL Partners, LLC (“TLLP”), a Delaware limited liability company, controlled by Robert McMurrey, the Company’s Chairman and Chief Executive Officer.  In August 2006, immediately prior to Teletouch’s acquisition of Progressive Concepts, Inc. (“PCI”), TLLP assumed the senior debt obligations of PCI and settled the subordinated debt obligations of PCI by issuing 4,350,000 shares of its holdings of Teletouch’s common stock and converted the balance  of the subordinated debt into redeemable Series A preferred units of TLLP.  To secure the senior debt obligation, TLLP pledged all of its then held assets, which consisted primarily of its holding of approximately 80% of the outstanding common stock of Teletouch as of August 2006. TLLP is a holding company with no operations with a minimal amount of cash on hand and is dependent upon selling a sufficient number of shares it owns in Teletouch common stock or upon the cash flows of Teletouch through the receipt of future cash dividends to service its outstanding debt obligations. When the senior debt originally matured in August 11, 2007, TLLP did not have sufficient cash or other means to repay this debt and was successful in negotiating an initial extension of the maturity date through October 11, 2007. Subsequent extensions were granted by the senior debt holder to TLLP extending the maturity date through January 31, 2011.  In February 2011, TLLP negotiated a settlement of its senior debt obligations which required a series of payments beginning February 2011 and continuing through August 19, 2011, the amended maturity date.  In addition to the cash payments and as part of the settlement agreement, TLLP was obligated to transfer 2,000,000 shares of its holdings of Teletouch’s common stock to the senior lender at the maturity date.  TLLP began selling shares of its holdings of Teletouch’s common stock in February 2011 to raise the funds to make these payments on its senior debt obligation.

Beginning in February 2011 and continuing through June 2011, TLLP completed sixteen (16) privately negotiated transactions and sold a total of 8,499,001 shares of its holdings of Teletouch’s common stock, which is approximately 17.4% of the Company’s outstanding common stock on June 13, 2011.  Following these sales transactions, TLLP continued to own 30,650,999 shares of our common stock, or 62.9% of the Company’s outstanding stock.

On August 11, 2011, TLLP entered into a binding agreement titled “Heads of Terms” (the “Binding Agreement”) and certain related agreements with its Series A Preferred unit holders, Stratford Capital Partners, LP (“Stratford”) and Retail & Restaurant Growth Capital, LP (“RRGC”) (together, Stratford and RRGC are hereafter referred to as the “Transferees”), whereby, TLLP was required on or before August 17, 2011  to exchange 25,000,000 shares of its holdings of the Company’s common stock (the “New Shares”) to settle in full TLLP’s approximately $18,200,000 redemption obligation on its outstanding Series A Preferred Units (the “Preferred Units”) and for additional cash consideration totaling $3,750,000 from the Transferees (the “Exchange”).  Based on the approximately $21,950,000 consideration exchanged by Transferees, TLLP realized approximately $0.88 per share in value for the shares of the Company’s common stock transferred in the Exchange.   As a result of the Exchange, Stratford and RRGC received 15,000,000 shares and 10,000,000 shares, respectively, of the Company’s common stock in exchange for their respective share of the cash consideration and their respective holdings of the outstanding Preferred Units. The Company is not a party to the Binding Agreement, but the Company’s execution of a registration rights agreement and a mutual release (both discussed further below) were conditions to the closing of the transactions contemplated by the Binding Agreement.  The Company did not receive or issue any securities in connection with the Binding Agreement, and except for the benefits received by the Company under the mutual release, the Company received none of the consideration payable under the Binding Agreement.   The conditions of the Exchange required that TLLP use the cash proceeds from the Exchange to retire its senior debt obligation and imposed restrictions on any cash remaining with TLLP.

The New Shares transferred by TLLP to the Transferees in the Exchange are subject to (i) a call option in favor of TLLP which permits TLLP for a period of 15 months following the Exchange (the “Option Period”) to repurchase some or all of the New Shares then held by the Transferees, on a pro rata, at an exercise price of $1.00 per share, and (ii) a put option in favor of each of the Transferees to sell to TLLP for 30 days following the conclusion of the Option Period some or all of such New Shares then held by the Transferees at the same exercise price of $1.00 per share, subject to adjustments and limitations. The obligation of TLLP to pay for the New Shares subject to the put option is recourse only to TLLP and its assets, and is not recourse to any other person or entity, including without limitation, a TLLP affiliate, absent fraud or willful misconduct. TLLP’s obligation to pay the put price under the put option will be secured by a perfected pledge over the assets of TLLP.  The Company has no responsibilities related to the put and is not obligated to settle the put option.

During the Option Period, each of the Transferees will be permitted to sell or otherwise transfer their shares of the Company’s common stock free and clear of the options, rights and voting agreements under the Binding Agreement, provided that, for seven (7) months following the date of the Exchange, the Transferees agree that they will not distribute or otherwise pledge, allocate or hypothecate the New Shares and, so long as the Company has performed and is performing its obligations under the registration rights agreement, not sell or otherwise dispose of the New Shares. The call option, the put option and the voting agreement described above apply only to the New Shares then owned by Stratford and RRGC.

Also, during the Option Period, each of the Transferees agree to vote their New Shares on any matter submitted to a vote of shareholders in the same proportion which other shares of the Company are voted for such matter (for example, if 60% of the shares of other shareholders are voted in favor of a matter and 40% are voted against such matter, each of the Transferees agree to vote 60% of their shares in favor of such matter and 40% against such matter); provided, however, the Transferees are not obligated to vote in a manner that it reasonably determines may expose each entity or its respective officers or directors to liability.

The closing of the Exchange occurred on August 17, 2011 and constituted a change of control of the Company because, following the Exchange and their acquisition and beneficial ownership of 29,350,000 shares or 60.2% of the Company’s outstanding securities, the Transferees, collectively, now control the Company, as stated in Schedule 13D/A by Stratford and RRGC filed by each of them with the Securities and Exchange Commission (“SEC”) on August 11, 2011 (the “13D/A”). To the best of the Company’s knowledge, (i) there are no arrangements or understandings by and between TLLP and the Transferees with respect to election of the Company’s directors or any other matters, and (ii) there are no arrangements, the operation of which may result, at a future date, in another change of control transaction excluding the call and put options, as described above, that provide TLLP certain rights to re-acquire the some or all of the New Shares during the Option Period which, if exercised in sufficient quantities, could result in TLLP regaining control of the Company. The beneficial ownership information disclosed above was derived from information disclosed by the Transferees on the 13D/A.

TLLP’s management has communicated to the Company that additional sales of its holdings of the Company’s common stock are likely to fund the ongoing operating expenses of TLLP and that it will actively be seeking financing to exercise some or all of its call option during the call option period.  There can be no assurance that TLLP will be successful in its efforts to secure the financing necessary to purchase the Exchanged Shares and regain voting control at the Company nor can there be any assurance that Stratford and RRGC will not transfer some or all of the shares following the initial 7 month transfer restriction period which in turn would reduce or negate TLLP’s call option.

Registration Rights Agreement: In connection with the terms of the Binding Agreement as discussed above, on August 17, 2011, Teletouch entered into a Registration Rights Agreement (the “RRA”) with the Transferees. Prior to the closing of the Exchange, the Transferees owned all of the issued and outstanding Series A Preferred Units of TLLP.  Pursuant to the RRA, the Company agreed to file with the SEC, subject to certain restrictions, by October 17, 2011, a registration statement relating to the registration of (i) 4,350,000 shares of the Company’s common stock (the “Existing Shares”) held, in the aggregate, by the Transferees as of the date of the RRA, (ii) 25,000,000 shares of the Company’s common stock (the “New Shares”)  transferred to the Transferees by TLLP pursuant to the Exchange Transaction described below and (iii) 2,650,999 shares of the Company’s common stock being pledged by TLLP as security against the put option held by the Transferees as further described below (the “Pledged Shares”).  (The “Existing Shares” together with the “New Shares” and the “Pledged Shares” are hereafter referred to as the “Registrable Securities.”)  The RRA requires that the Company use its best efforts to cause the registration statement to be declared effective under the Securities Act of 1933 and to keep such registration continuously effective thereunder. The RRA also contains indemnification and other provisions that are customary to agreements of this nature.

Mutual Release: In connection with the terms of the Binding Agreement as discussed above, on August 17, 2011, the Company and the Transferees also executed a mutual release (the “Mutual Release”).  Under the terms of the Mutual Release, (i) the Transferees released each of TLLP  and the Company, as well as the respective affiliated parties of the Company and TLLP (the “Teletouch/TLLP Released Parties”), from any and all past, present, or future claims and causes of action, (a) arising out of or relating in any way to RRGC’s or Stratford Capital’s ownership interest in TLLP or the Company, including, but not limited to, any of TLLP’s actions and omissions in connection with the debt owing by TLLP to its senior lender, Fortress Investment Group or the other Lenders (“Fortress”) under that certain Loan Agreement dated as of August 11, 2006, as amended, supplemented or otherwise modified by TLLP and Fortress (the Company is not a party to such Loan Agreement), (b) arising out of or relating to any actions or omissions of any of the Teletouch/TLLP Released Parties in connection with TLLP or the Company, or (c) arising or in any way relating to any past actions or omissions of TLLP or the Company but excluding, solely with respect to TLLP, certain specified claims, and (ii) each of TLLP and the Company released each of RRGC and Stratford Capital, as well as their respective affiliated parties, from any and all past, present, or future claims and causes of action, arising out of or relating in any way to RRGC’s or Stratford Capital’s ownership interest in TLLP or the Company including, but not limited to, any of RRGC’s or Stratford Capital’s actions and omissions as members of TLLP or stockholders of the Company, and RRGC’s or Stratford Capital’s actions and omissions in connection with the debt due by TLLP to Fortress.  In addition, the Mutual Release provides that each party covenants not to sue any beneficiary of the persons released by it with respect to any released claim, including a third party or derivative claim.  The Company has also been informed that Mr. McMurrey entered into a separate mutual release with the Transferees.

The Company determined to execute the RRA and the Mutual Release for a number of reasons, the most significant of which was in order to mitigate the risk of becoming embroiled in disputes and potential litigation among its largest beneficial shareholders.

Unilateral Release:  As a requirement by Company and prior to entering into the RRA and Mutual Release, on August 17, 2011, TLLP and Mr. McMurrey executed a unilateral release (the “Release”) with the Company.  Under the terms of the Release, (i) TLLP and Mr. McMurrey released the Company, and its affiliated parties, from any and all past, present, or future claims and causes of action.  The Release excludes any and all claims and causes of action that Mr. McMurrey may have as an officer, employee or director of the Company, or of any of its subsidiaries, including without limitation employment claims and obligations, and rights to indemnification enjoyed by Mr. McMurrey arising under applicable law, the Company’s charter, bylaws, contract, or otherwise.  In addition, the Release contains a covenant by TLLP and Mr. McMurrey not to sue the Company or any of its affiliated persons with respect to any of the released claims or causes of action. The Company did not release TLLP or Mr. McMurrey from any claims or causes of action.

The Company’s execution of the RRA and the Mutual Release, and the Company’s negotiation of, and demand for, the Release issued by TLLP and Mr. McMurrey were approved by the Audit Committee of the Board of Directors, as well as by the Board of Directors, of the Company (with Mr. McMurrey and Mr. Hyde abstaining from the vote).  Mr. McMurrey is the Chairman of the Board and Chief Executive Officer of the Company, and the managing member of TLLP.  Mr. Thomas A. Hyde, Jr. is a Director of the Company, and the President and Chief Operating Officer, and in this capacity Mr. Hyde reports to Mr. McMurrey.

Other Regulatory and Contractual Consents Required:  Since the Company holds certain licenses for radio frequencies from the Federal Communications Commission (“FCC”), it is required to seek approval in advance for any changes in ownership that result in a change in control or be subject to fines and other penalties assessed by the FCC.  Because of the circumstances of the Exchange, the FCC granted a waiver of its advance approval requirements and categorized this transaction as an “involuntary” change of control under its rules.  Because the transaction has been deemed involuntary by the FCC, the Company had 30 days to submit the forms reporting the change in control, including information on the new owners.  The Company does not expect this ownership change to be challenged by the FCC. As of the date of this Report, the Company has filed the necessary change in control report and it is currently being reviewed by the FCC. The Company expects the FCC to approve this transaction in the near future.

It is common for certain contracts and agreements to contain provisions providing for notification and approval of a change in control. Due to the short period of time between the Company becoming aware of this transaction and the closing of this transaction, the Company was only able to review its key contracts and agreements for such provisions related to a change of control and believes that notification of this transaction was not required under these agreements.  The key agreements reviewed included its various loan documents and its distribution agreements with AT&T.  As of the date of this Report, the Company can provide no assurance that is has not inadvertently violated one or more of its numerous other contracts or agreements by failing to notify the other party that may have such rights under such contract or agreement.

NOTE 11 - SHAREHOLDERS’ EQUITY

Capital Structure:  Teletouch’s authorized capital structure allows for the issuance of 70,000,000 shares of common stock with a $0.001 par value and 5,000,000 shares of preferred stock with a $0.001 par value.

Series C Preferred Stock:  At May 31, 2011, no shares of Series C Preferred Stock with a par value of $0.001 are issued and outstanding.

Registration Rights Agreement: In conjunction with the August 2006 acquisition of PCI and the related exchange of certain subordinated debt at PCI for 4,350,000 shares of Teletouch’s common stock owned by TLLP and Series A Preferred membership units of TLLP, Teletouch, Stratford and RRCG (Stratford and RRGC collectively, the “Series A Holders”) entered into a certain Registration Rights Agreement (the “RRA”). In connection with this exchange, Teletouch agreed to grant to the Series A Holders certain registration rights under the federal securities laws with respect to the securities received by the Series A Holders pursuant to the foregoing arrangement. Namely, the Series A Holders were granted piggy-back registration rights to participate in any underwritten offering and registration of Teletouch’s equity securities under the Securities Act of 1933, as amended (the “Securities Act”), including a shelf registration statement pursuant to Rule 415 under the Securities Act, through August 10, 2010.  The RRA excludes a number of different types of registration statements from the piggy-back registration rights provided by the RRA, including but not limited to, any registration statement (i) on Form S-8 or any similar successor form, (ii) filed in connection with the acquisition of or combination with another entity, (iii) required pursuant to an agreement executed between Teletouch, TLLP or Fortress with a purchaser in a so-called “PIPE” private placement transaction for the resale by the investors in the PIPE of securities of the Registrant (a “PIPE Agreement”), to the extent such PIPE Agreement does not provide for the Series A Holders to have registration rights, or (iv) relating to securities offered for the account of Teletouch that is filed prior to August 10, 2008, provided that at least 50% of the securities registered are offered for the account of Teletouch.

The Series A Holders also agreed not to affect any public sale or private offer or distribution of any equity securities of Teletouch during the 10 business days prior to the effectiveness under the Securities Act of any underwritten registration with respect to any of Teletouch’s equity securities or any securities convertible into or exercisable or exchangeable for such equity securities and during such time period after the effectiveness under the Securities Act of any underwritten registration (not to exceed 180 days) as Teletouch and the managing underwriter may agree. To evidence these obligations, each Investor (or its future transferee) agreed to execute and deliver to Teletouch and the underwriters in an underwriting offering such lock-up agreements as may be required.

In May 2008, Teletouch and the Series A Holders amended the RRA in conjunction with entering into a stock lockup agreement with the Series A Holders (see discussion below under “Stock Lockup Agreement”). Under this First Amendment to the Registration Rights Agreement dated as of May 16, 2008 (the “RRA Amendment”), Teletouch and the Series A Holders agreed, among other things, (i) to remove limitations on the Series A Holders’ rights to participate in any so-called “PIPE” private placement transaction for the sale of securities of and by Teletouch by extending them “piggy-back” registration rights in connection with such transactions and (ii) to extend the termination date of the RRA to August 11, 2012. The RRA Amendment contained additional terms and provisions customary for agreements of this nature.

See “Change in Ownership and Voting Control of Teletouch” in Note 16 – “Subsequent Events” for description of transaction between TLLP and Stratford and RRCG whereby the majority of the common stock of Teletouch owned by TLLP was transferred to redeem the Series A Preferred membership units and as a result, the Company entered into a new registration rights agreement with Stratford and RRGC on August 17, 2011.

Stock Lockup Agreement: Since the Series A Holders collectively own 4,350,000 shares of Teletouch’s common stock, the Board and management of Teletouch deemed it not to be in the best interests of Teletouch or its other shareholders to permit the sale of such a large block of its common stock in May 2008 or dates thereafter. Teletouch and the Series A Holders executed a Lockup Agreement dated as of May 16, 2008 (the “Lockup Agreement”) in exchange for a $270,000 cash payment. The Lockup Agreement restricted the Series A Holders’ from selling or otherwise transferring their securities of Teletouch for a period of 18 months following the effective date of the Lockup Agreement; however, sales of these securities under the terms of the RRA are exempt from the terms of the Lockup Agreement. The Lockup Agreement expired on November 15, 2009.

Common stock reserved: The following represents the shares of common stock to be issued on an “if-converted” basis at May 31, 2011.

Common Stock Equivalents
1994 Stock Option and Stock Appreciation Rights Plan	39,329
2002 Stock Option and Stock Appreciation Rights Plan	5,616,488
5,655,817

Treasury Stock Transaction:  In June 2009, Glaubman, Rosenburg & Robotti Fund, L.P., a non-affiliated New York limited partnership and holder of 312,978 shares of Teletouch’s common stock, (the “Shareholder”) notified the Company of its intent to sell all of its shares of Teletouch’s common stock and offered these shares to Teletouch at a discount from market.  On June 15, 2009, the Company entered into a Securities Purchase Agreement with the Shareholder to purchase the 312,978 shares of Teletouch common stock it held at $0.10 per share.  Teletouch’s purchase price of $0.10 per share  represented a 13% discount from the $0.115 average of the 10 day closing price on Teletouch’s common stock prior to the effective date of this agreement.   The purchase of the shares was completed on July 16, 2009 following the payment of $31,298 to the Shareholder and after the surrender of the 312,978 shares of stock.  These shares are held by the Company in treasury.